Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities
Net loss	$ (13,288,000)	$ (8,538,000)	$ (4,556,000)
Adjustment to reconcile net loss to cash used in operating activities:
Amortization of intangible assets	7,000	18,000	7,000
Depreciation of property and equipment	131,000	81,000	23,000
Allowance for (reversal of) credit losses	453,000	(502,000)	854,000
Loss on disposal of intangible assets	12,000
Share-based compensations	3,221,000	3,312,000	3,810,000
Share of results of an associate	(30,000)	54,000	3,000
Loss on disposal of an associate		100,000
Impairment loss of long-term investments		290,000
Interest income from loan receivable		(26,000)	(26,000)
Loss on fair value change of convertible notes	232,000
Change in operating assets and liabilities:
Change in receivables from customers	(11,762,000)	2,770,000	(2,038,000)
Change in receivables from brokers-dealers and clearing organizations	(716,000)	660,000	(376,000)
Change in refundable deposits	(89,000)	(399,000)	(462,000)
Change in prepaid expenses and other current assets	(1,842,000)	999,000	(1,656,000)
Change in amount due from a director			28,000
Change in amounts with related parties	2,188,000
Change in payables to AI cloud service providers	10,449,000
Change in payables to customers	(2,185,000)	(89,000)	(1,235,000)
Change in contract liabilities			(120,000)
Change in accruals and other current liabilities	1,872,000	292,000	69,000
Change in right to receive cryptocurrencies	(4,014,000)
Change in income taxes payable		(55,000)	55,000
Change in operating lease liabilities	26,000	(24,000)	13,000
Cash used in operating activities	(15,335,000)	(1,057,000)	(5,607,000)
Cash flows from investing activities
Purchase of intangible assets	(540,000)	(27,000)	(20,000)
Purchase of property and equipment	(186,000)	(88,000)	(141,000)
Purchase of long-term investments, net	(126,000)	(658,000)
Acquisition of an associate			(257,000)
Proceeds from disposal of an associate		50,000
Acquisition of subsidiaries under common control	5,304,000
Repayment of loan to a third party		1,010,000
Loan to a third party			(958,000)
Cash provided by (used in) investing activities	4,452,000	287,000	(1,376,000)
Cash flows from financing activities
Proceeds from shareholders’ contribution		1,000,000
Proceeds from capital injection from investors	16,878,000
Net proceeds from initial public offering (“IPO”)			7,065,000
Proceeds from other borrowings		420,000
Payment for IPO costs			(409,000)
Advance to related parties		14,000	61,000
Proceeds from issuance of convertible notes	5,000,000
Advance from directors		942,000	3,000
Repayments to directors	(804,000)
Cash provided by financing activities	21,074,000	2,376,000	6,720,000
Net change in cash, cash equivalents and cash segregated for regulatory purpose	10,191,000	1,606,000	(263,000)
Cash, cash equivalents and cash segregated for regulatory purpose at beginning of the year	8,857,000	7,251,000	7,514,000
Cash, cash equivalents and cash segregated for regulatory purpose at the end of the year	19,048,000	8,857,000	7,251,000
Supplementary cash flows information
Cash received from interest	7,000	46,000	29,000
Cash paid for income taxes		74,000	101,000
Supplemental schedule of non-cash investing and financing activities
Repayment of loans through issuance of shares	424,000
Acquisition of an associate through issuance of Class A Ordinary Shares	7,500,000
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	1,034,000	273,000	1,044,000
Reconciliation to amounts on consolidated balance sheets:
Cash and cash equivalents	16,804,000	3,838,000	2,140,000
Cash segregated for regulatory purpose	2,244,000	5,019,000	5,111,000
Total cash, cash equivalents and cash segregated for regulatory purpose	$ 19,048,000	$ 8,857,000	$ 7,251,000